Stockholders' Equity Matters (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Matters
Schedule of dividend declared and payments

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
March 14, 2013	$ 0.2700	March 25, 2013	$ 51,460	April 15, 2013
June 6, 2013	0.2700	June 25, 2013	51,597	July 15, 2013
September 11, 2013	0.2700	September 25, 2013	51,625	October 15, 2013
December 16, 2013	0.2700	December 27, 2013	51,683	January 15, 2014
March 14, 2014	0.2700	March 25, 2014	51,812	April 15, 2014
May 28, 2014	0.2700	June 25, 2014	52,033	July 15, 2014
September 15, 2014	0.4750	September 25, 2014	91,993	October 15, 2014
September 15, 2014(1)	3.6144	September 30, 2014	700,000	November 4, 2014
November 17, 2014(2)	0.2550	November 28, 2014	53,450	December 15, 2014
November 17, 2014	0.4750	December 5, 2014	99,617	December 22, 2014

(1)	Represents Special Distribution.

(2)	Represents Catch-Up Distribution.

Schedule of classification of dividends paid
	Year Ended December 31,
	2012	2013	2014
Nonqualified ordinary dividends	0.0%	0.0%	26.4%
Qualified ordinary dividends	100.0%	100.0%	56.4%
Return of capital	0.0%	0.0%	17.2%
	100.0%	100.0%	100.0%